Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025

Accounts receivable – third parties	$2,872,201	$3,383,777
Total accounts receivable, gross	2,872,201	3,383,777
Less: allowance for credit loss	(1,940,634)	(2,082,442)
Accounts receivable, net	$931,567	$1,301,335

Schedule of Changes of Allowance for Credit Loss for Accounts Receivable

Changes of allowance for credit loss for accounts receivable for the fiscal years ended March 31, 2026 and 2025 are as follows:

	For the years ended March 31,
	2026	2025

Beginning balance	$2,082,442	$1,731,517
Allowance for expected credit loss	128,265	263,972
Write-off against allowance	(383,878)	-
Exchange rate difference	113,805	86,953
Ending balance	$1,940,634	$2,082,442